Future Amortization Expense (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2012
Acquired Finite-Lived Intangible Assets [Line Items]
Future amortization expense, 2013	¥ 22,620
Future amortization expense, 2014	18,896
Future amortization expense, 2015	13,282
Future amortization expense, 2016	10,891
Future amortization expense, 2017	¥ 9,355